GOLDMAN SACHS VARIABLE INSURANCE TRUST
Advisor, Institutional and Service Shares of the
Goldman Sachs Multi-Strategy Alternatives Portfolio
(the “Fund”)
Supplement dated July 14, 2021 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated April 30, 2021, as supplemented to date
The Board of Trustees of Goldman Sachs Variable Insurance Trust recently approved a change to the Fund’s benchmark index from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following sentence is added after the first sentence under the “
Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Performance
” section in the Fund’s Prospectuses and the “
Performance
” section in the Fund’s Summary Prospectuses:
As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following is added under the last row in the table under the “
Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Average Annual Total Return
” section in the Fund’s Prospectuses and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Fund’s Summary Prospectuses:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) *	0.67%	1.20%	0.90%

*
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the sixth paragraph under the “
Investment Management Approach
—
Principal Investment Strategies
” section in the Fund’s Prospectuses:
The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following replaces the last paragraph under the “
Investment Objectives and Policies—Alternative Premia Fund
” section in the Fund’s SAI:
The Underlying Fund’s primary benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the last paragraph under the “
Investment Objectives and Policies—Managed Futures Strategy Fund
” section in the Fund’s SAI:
The Underlying Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following replaces the last paragraph under the “
Investment Objectives and Policies—Strategic Income Fund
” section in the Fund’s SAI:
The Underlying Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following replaces the paragraph relating to the Multi-Strategy Alternatives Portfolio under the “
Management Services
—
Portfolio Managers—Compensation
” section in the Fund’s SAI:
Multi-Strategy Alternatives Portfolio: ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index
This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

VITMSASTK
06-18